36 Insurance coverage (Unaudited)	12 Months Ended
Dec. 31, 2020
Disclosure of types of insurance contracts [abstract]
Insurance coverage
36	Insurance coverage (Unaudited)

Braskem contracts Operating Risk insurance policies to cover the domestic and international operations of its plants, as detailed below. In addition, also contracts other insurance policies, including general civil liability, the civil liability of directors and offices (D&O) and Environmental Risks, domestic and international charter operations, charter's liability, etc.

The Insurance Program maintained by the Company is consistent with the standards adopted by petrochemical companies operating globally.

The policies composing Operating Risk insurance ensure coverage of pecuniary damages and consequent loss of profits of all Braskem plants through a set of clauses named “All Risks.”

This insurance is composed of different policies that guarantee the operation in Brazil, Mexico and the USA /Germany, which are effective to October 2021.

The table below shows information on the Operating Risk policies in effect. The Maximum Indemnification Limits (“LMI”) by event are determined based on studies of maximum loss scenarios prepared by external consultants, considering the nature of the Company’s activity. Additionally, benchmarks with companies from the same segment are conducted for comparison purposes.

		Maximum indemnity limit			Amount insured (i)
	Maturity	US$ million	R$ million	US$ million	R$ million
Units in Brazil	October 8, 2021	3,500	18,188	27,961	145,305
Units in United States and Germany	October 8, 2021	655	3,404	2,680	13,927
Units in Mexico	October 8, 2021	2,742	14,249	5,679	29,512
Total				36,320	188,744

(i)	Amount for replacement of assets, inventories and loss of profits;
(ii)	USA LMI was increased with the startup of Delta’s capacity;
(iii)	Adjusted amounts in renovation dated April 8, 2020.

The risk assumptions adopted are not part of the audit scope and, therefore, were not subject to audit by our independent auditors.

These policies provide coverage for material losses arising from fire, explosion and machinery breakdown, etc., and consequential loss of profit, with maximum indemnity periods ranging from 12 and 34 months, depending on the plant and/or coverage.

Braskem also carries an insurance policy against general civil liability that guarantees any damages caused to third parties from its operations and products, including any losses caused by sudden pollution.

The Company’s new projects are covered by specific Engineering Risk policies and/or construction and assembly clauses included in both Operational Risks and Environmental and General Civil Liability policies.